Segment Data	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment Data
19.
Segment Data

We design, manufacture and market orthopedic reconstructive products; sports medicine, biologics, extremities and trauma products; CMFT products; surgical products; and a suite of integrated digital and robotic technologies that leverage data, data analytics and artificial intelligence. Our chief operating decision maker (“CODM”) allocates resources to achieve our operating profit goals through three operating segments. These operating segments, which also constitute our reportable segments, are Americas; EMEA; and Asia Pacific.

Our CODM evaluates performance based upon segment operating profit exclusive of operating expenses and income pertaining to intangible asset amortization, certain inventory and manufacturing-related charges, restructuring and other cost reduction initiatives, acquisition, integration, divestiture and related, litigation, certain European Union Medical Device Regulation expenses, other charges and corporate functions (collectively referred to as “Corporate items”). Corporate functions include finance, corporate legal, information technology, human resources and other corporate departments as well as stock-based compensation and certain operations, distribution, quality assurance, regulatory assurance, research and development ("R&D") and marketing expenses. Intercompany transactions have been eliminated from segment operating profit.

Our Americas operating segment is comprised principally of the U.S. and includes other North, Central and South American markets. Our EMEA operating segment is comprised principally of Europe and includes the Middle East and African markets. Our Asia Pacific operating segment is comprised principally of Japan, China and Australia and includes other Asian and Pacific markets. Our operating segments include the commercial operations as well as regional headquarter expenses to operate in those respective markets. Our operating segments do not include many centralized, product category expenses such as R&D and global marketing that benefit all regions.

In 2023, the segment operating profit measures our CODM reviews were revised. Certain support function costs from our operating segments are now included in Corporate items. We have reclassified these support function expenses in the prior years to conform to the current year presentation.

In 2023, our CODM started reviewing accounts receivable and inventories as part of operating segment performance. In prior years no asset information was reviewed. Accordingly, we have included these operating segment assets in our 2023 and 2022 disclosures, rounded to the nearest million as presented to the CODM.

In the quarter ended March 31, 2024, the segment operating profit measures our CODM reviews were revised. Certain product category headquarter costs, primarily R&D and marketing, that were previously in our Americas operating segment are now included in Corporate items. In addition, certain support function costs from our operating segments are now included in Corporate items. We have reclassified these product category headquarter and support function expenses for the years ended December 31, 2023, 2022 and 2021 to reflect these changes, and the resulting recast operating profit measures of our operating segments for such years are set forth in the table below.

Net sales and other information by segment are as follows (in millions):

	Net Sales			Operating Profit			Depreciation and Amortization			Segment Assets
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,			As of December 31,
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022

Americas	$4,624.1	$4,295.5	$4,102.1	$2,487.1	$2,282.4	$2,174.6	$146.0	$142.0	$142.6	$1,218.0	$1,172.0
EMEA	1,592.4	1,456.6	1,477.2	538.2	416.1	417.9	67.2	64.4	71.7	679.0	664.0
Asia Pacific	1,177.7	1,187.8	1,248.0	432.3	429.1	428.3	62.3	63.4	69.9	355.0	350.0
Total	$7,394.2	$6,939.9	$6,827.3
Corporate items				(1,618.4)	(1,611.7)	(1,614.7)	114.7	129.8	124.0	1,575.6	1,342.7
Intangible asset amortization				(561.5)	(526.8)	(529.5)	561.5	526.8	529.5	-	-
Goodwill and intangible asset impairment				-	(292.8)	(16.3)	-	-	-	-	-
Total				$1,277.7	$696.3	$860.3	$951.7	$926.4	$937.7	$3,827.6	$3,528.7

We conduct business in the following countries that hold 10 percent or more of our total consolidated Property, plant and equipment, net (in millions):

	As of December 31,
	2023	2022
United States	$1,265.1	$1,101.8
Other countries	795.3	770.7
Property, plant and equipment, net	$2,060.4	$1,872.5

U.S. sales were $4,288.8 million, $4,012.4 million, and $3,853.9 million for the years ended December 31, 2023, 2022 and 2021, respectively. Sales within any other individual country were less than 10 percent of our consolidated sales in each of those years. Sales are attributable to a country based upon the customer's country of domicile.